Fundamental Investors®
Investment portfolio
March 31, 2026
unaudited

Common stocks 95.36% Information technology 28.83%	Shares	Value (000)
Broadcom, Inc.	29,536,763	$9,141,923
Microsoft Corp.	19,055,991	7,053,956
NVIDIA Corp.	31,890,368	5,561,680
Taiwan Semiconductor Manufacturing Co., Ltd.	59,019,000	3,327,222
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,208,165	1,760,099
Micron Technology, Inc.	8,677,074	2,931,463
SK hynix, Inc.	4,505,583	2,450,553
Apple, Inc.	9,223,585	2,340,854
KLA Corp.	1,262,193	1,858,466
Strategy, Inc., Class A (a)	10,332,940	1,289,551
Shopify, Inc., Class A, subordinate voting shares (a)	10,710,648	1,270,497
Salesforce, Inc.	4,506,607	841,248
Western Digital Corp.	3,091,300	836,166
ASML Holding NV (ADR)	311,231	411,083
ASML Holding NV	141,191	186,886
Constellation Software, Inc.	242,706	426,055
Keysight Technologies, Inc. (a)	1,400,000	395,318
Cloudflare, Inc., Class A (a)	1,900,000	392,046
Intel Corp. (a)	7,763,344	342,596
Applied Materials, Inc.	749,161	256,056
Amphenol Corp., Class A	1,538,564	194,398
SAP SE	1,145,502	193,857
AppLovin Corp., Class A (a)	478,682	190,515
MediaTek, Inc.	3,069,000	148,604
Procore Technologies, Inc. (a)	2,600,000	148,200
Hewlett Packard Enterprise Co.	6,000,000	142,860
Bending Spoons SpA (a)(b)(c)	1,311,947	115,733
Fair Isaac Corp. (a)	90,000	96,079
Akamai Technologies, Inc. (a)	600,000	68,910
		44,372,874
Industrials 13.08%
TransDigm Group, Inc. (d)	2,881,772	3,339,858
FTAI Aviation, Ltd. (d)	5,131,723	1,257,272
Rolls-Royce Holdings PLC	76,712,387	1,171,471
Ryanair Holdings PLC (ADR)	18,869,774	1,090,673
Union Pacific Corp.	3,920,506	951,193
General Electric Co.	3,349,979	950,624
RTX Corp.	4,789,934	923,978
Paychex, Inc.	8,758,985	806,878
ITT, Inc.	4,019,789	765,890
Boeing Co. (The) (a)	3,172,791	631,481
GE Vernova, Inc.	720,757	629,149
Carrier Global Corp.	9,199,016	517,997
Deere & Co.	879,866	495,629
Ingersoll-Rand, Inc.	6,164,424	493,894
Fundamental Investors — Page 1 of 9

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
United Rentals, Inc.	602,929	$439,270
XPO, Inc. (a)	2,209,658	429,889
Waste Connections, Inc.	2,590,991	420,881
Northrop Grumman Corp.	539,829	368,293
Siemens AG	1,491,862	353,855
Lennox International, Inc.	746,402	346,428
DSV A/S	1,243,369	297,046
United Airlines Holdings, Inc. (a)	3,219,693	296,437
Schneider Electric SE	1,060,631	291,324
Lifco AB, Class B	8,968,067	269,827
SPX Technologies, Inc. (a)	1,219,505	243,828
Caterpillar, Inc.	312,300	221,252
Verisk Analytics, Inc.	1,160,686	220,240
BAE Systems PLC	7,551,501	219,816
Comfort Systems USA, Inc.	159,269	219,630
3M Co.	1,376,081	199,848
Watsco, Inc.	466,541	169,723
C.H. Robinson Worldwide, Inc.	1,000,000	166,070
Loar Holdings, Inc. (a)	2,870,001	164,422
Quanta Services, Inc.	297,342	163,247
Airbus SE, non-registered shares	712,194	133,768
Waste Management, Inc.	499,102	114,689
Builders FirstSource, Inc. (a)	1,298,908	106,939
TransUnion	1,193,714	82,593
Trane Technologies PLC	174,832	72,859
FedEx Corp.	185,685	66,137
Uber Technologies, Inc. (a)	423,900	30,491
		20,134,789
Consumer discretionary 9.73%
Amazon.com, Inc. (a)	20,709,619	4,313,192
Royal Caribbean Cruises, Ltd.	5,455,859	1,501,343
Starbucks Corp.	15,979,094	1,431,567
MercadoLibre, Inc. (a)	771,891	1,334,615
Chipotle Mexican Grill, Inc. (a)	32,691,190	1,046,445
Restaurant Brands International, Inc.	9,809,955	724,956
Coupang, Inc., Class A (a)	38,394,153	724,882
Burlington Stores, Inc. (a)	1,689,913	549,864
D.R. Horton, Inc.	3,896,941	534,738
Carvana Co., Class A (a)	1,606,160	504,945
Booking Holdings, Inc.	71,325	300,301
Wynn Resorts, Ltd.	2,646,227	268,724
Evolution AB	3,271,496	204,031
Caesars Entertainment, Inc. (a)	7,500,000	198,225
Amadeus IT Group SA, Class A, non-registered shares	3,095,735	175,978
Vail Resorts, Inc. (e)	1,335,902	171,423
Hilton Worldwide Holdings, Inc.	548,298	166,726
Compagnie Financiere Richemont SA, Class A	882,993	157,343
LVMH Moet Hennessy-Louis Vuitton SE	281,193	156,305
Norwegian Cruise Line Holdings, Ltd. (a)	7,870,739	147,183
YUM! Brands, Inc.	942,882	146,599
B&M European Value Retail PLC	40,039,390	90,178
Marriott International, Inc., Class A	171,000	55,929
Fundamental Investors — Page 2 of 9

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Tesla, Inc. (a)	125,000	$46,469
Tractor Supply Co.	623,150	28,229
		14,980,190
Consumer staples 9.02%
Philip Morris International, Inc.	37,157,388	6,143,603
British American Tobacco PLC	60,627,103	3,531,570
Nestle SA	9,433,683	935,717
Performance Food Group Co. (a)(d)	10,014,566	857,848
Bunge Global SA	4,549,819	578,737
Mondelez International, Inc., Class A	7,225,736	416,491
Keurig Dr Pepper, Inc.	8,268,704	217,715
Church & Dwight Co., Inc.	2,295,391	214,206
Imperial Brands PLC	4,141,964	168,576
US Foods Holding Corp. (a)	1,800,000	165,978
Procter & Gamble Co.	1,100,000	158,884
Walmart, Inc.	1,145,970	142,421
Costco Wholesale Corp.	136,000	135,514
FHU US Holdings, LLC (b)(c)	22,440	100,000
Danone SA	855,881	68,738
Dollar Tree Stores, Inc. (a)	476,696	52,203
		13,888,201
Communication services 8.99%
Alphabet, Inc., Class C	19,545,233	5,606,745
Alphabet, Inc., Class A	8,549,116	2,458,384
Meta Platforms, Inc., Class A	6,373,633	3,646,547
ROBLOX Corp., Class A (a)	11,214,915	634,316
Publicis Groupe SA	5,277,644	436,466
T-Mobile US, Inc.	1,854,213	389,440
Netflix, Inc. (a)	1,727,183	166,069
Charter Communications, Inc., Class A (a)	717,253	154,841
Comcast Corp., Class A	5,134,953	147,424
Spotify Technology SA (a)	258,440	125,320
Nintendo Co., Ltd.	1,311,300	74,824
		13,840,376
Financials 8.43%
Visa, Inc., Class A	6,257,741	1,891,340
JPMorgan Chase & Co.	2,770,991	815,115
Mastercard, Inc., Class A	1,492,238	745,612
Truist Financial Corp.	15,652,229	719,533
KKR & Co., Inc.	7,604,746	703,439
Progressive Corp.	3,474,000	688,686
Marsh & McLennan Cos., Inc.	3,548,388	615,468
Brookfield Corp., Class A	12,715,150	514,582
Apollo Asset Management, Inc.	3,970,794	442,426
RenaissanceRe Holdings, Ltd.	1,446,042	429,807
Capital One Financial Corp.	2,321,911	423,586
BlackRock, Inc.	430,381	413,902
Adyen NV (a)	361,996	362,231
Bank of America Corp.	6,867,396	334,785
Wells Fargo & Co.	3,979,191	316,783
Aon PLC, Class A	950,464	306,791
Citigroup, Inc.	2,500,000	283,525
Fundamental Investors — Page 3 of 9

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
OneMain Holdings, Inc.	4,952,741	$264,922
S&P Global, Inc.	606,333	257,898
Citizens Financial Group, Inc.	4,238,300	254,171
Arthur J. Gallagher & Co.	1,160,747	251,394
Goldman Sachs Group, Inc.	262,431	222,014
Intercontinental Exchange, Inc.	1,400,000	220,192
Charles Schwab Corp. (The)	2,299,425	216,100
Sampo Oyj, Class A	14,385,337	154,145
Ares Management Corp., Class A	1,151,904	125,673
Morgan Stanley	733,729	120,750
Block, Inc., Class A (a)	2,000,000	120,360
Equitable Holdings, Inc.	3,096,380	114,907
Brown & Brown, Inc.	1,745,217	113,806
Synchrony Financial	1,504,169	102,313
Blackstone, Inc.	859,212	98,801
CME Group, Inc., Class A	298,324	88,110
Berkshire Hathaway, Inc., Class B (a)	175,071	83,894
Arch Capital Group, Ltd. (a)	543,646	52,184
Rocket Companies, Inc., Class A (a)	3,530,894	50,315
Toast, Inc., Class A (a)	1,586,201	42,050
Checkout Payments Group, Ltd., Class B (b)(c)	159,760	13,996
Credicorp, Ltd.	6,689	2,269
		12,977,875
Health care 6.38%
Eli Lilly and Co.	1,591,292	1,463,623
Amgen, Inc.	3,560,971	1,252,928
UnitedHealth Group, Inc.	4,454,483	1,205,339
CVS Health Corp.	8,500,940	610,537
Thermo Fisher Scientific, Inc.	1,234,103	606,599
Abbott Laboratories	5,754,939	590,860
Vertex Pharmaceuticals, Inc. (a)	1,161,083	518,470
AstraZeneca PLC (GBP denominated)	2,142,240	418,418
Jazz Pharmaceuticals PLC (a)	2,100,000	397,005
Danaher Corp.	1,999,871	379,175
AbbVie, Inc.	1,207,049	262,521
Mettler-Toledo International, Inc. (a)	190,769	240,598
Bristol-Myers Squibb Co.	3,897,734	236,398
Novo Nordisk AS, Class B	6,303,729	232,287
Alnylam Pharmaceuticals, Inc. (a)	600,000	198,522
Align Technology, Inc. (a)	1,127,144	193,226
McKesson Corp.	211,706	183,202
Humana, Inc.	1,043,538	180,939
Zimmer Biomet Holdings, Inc.	1,853,722	167,613
Boston Scientific Corp. (a)	2,300,000	144,325
EssilorLuxottica SA	614,114	142,926
Rede D’Or Sao Luiz SA	13,701,880	103,084
Elevance Health, Inc.	292,365	85,590
		9,814,185
Energy 3.47%
Canadian Natural Resources, Ltd. (CAD denominated)	24,132,583	1,177,225
ConocoPhillips	5,748,125	758,752
TotalEnergies SE (EUR denominated)	7,539,620	696,158
ONEOK, Inc.	5,209,644	470,900
Fundamental Investors — Page 4 of 9

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Exxon Mobil Corp.	2,613,360	$443,383
EOG Resources, Inc.	2,697,267	389,944
Shell PLC (GBP denominated)	7,864,637	367,253
Cenovus Energy, Inc. (CAD denominated)	12,432,635	329,964
BP PLC (ADR)	6,519,477	306,415
Viper Energy, Inc., Class A	3,916,672	184,044
Chevron Corp.	636,238	131,638
EQT Corp.	819,735	52,168
Baker Hughes Co., Class A	513,430	31,345
		5,339,189
Materials 3.36%
Grupo Mexico, SAB de CV, Series B	106,915,100	1,144,850
Wheaton Precious Metals Corp.	6,279,779	822,714
Lundin Mining Corp.	19,727,301	491,942
Glencore PLC	60,003,869	457,230
Royal Gold, Inc.	1,633,190	415,630
LyondellBasell Industries NV	4,842,423	390,106
Linde PLC	613,974	304,384
International Paper Co.	7,508,111	268,040
First Quantum Minerals, Ltd. (a)	11,000,000	263,000
Corteva, Inc.	2,139,162	179,069
Barrick Mining Corp.	4,320,897	176,249
Nucor Corp.	908,000	153,543
Air Products and Chemicals, Inc.	351,679	102,159
		5,168,916
Utilities 2.26%
FirstEnergy Corp.	17,339,509	878,420
CenterPoint Energy, Inc.	13,311,249	574,514
Atmos Energy Corp.	3,052,381	563,836
Constellation Energy Corp.	2,009,129	561,049
Southern Co. (The)	2,700,000	260,604
Brookfield Infrastructure Partners, LP (CAD denominated)	6,980,868	251,815
Engie SA	6,706,139	216,207
SSE PLC	4,491,372	155,060
Exelon Corp.	228,538	11,203
NiSource Inc.	225,423	10,518
		3,483,226
Real estate 1.81%
Welltower, Inc. REIT	6,612,573	1,307,372
Extra Space Storage, Inc. REIT	2,453,180	321,685
Public Storage REIT	1,132,831	306,861
Digital Realty Trust, Inc. REIT	1,673,553	301,591
CoStar Group, Inc. (a)	5,477,089	220,946
Rexford Industrial Realty, Inc. REIT	5,778,631	189,135
Alexandria Real Estate Equities, Inc. REIT	1,497,629	69,520
Compass, Inc., Class A (a)	8,410,521	61,481
		2,778,591
Total common stocks (cost: $81,232,778,000)		146,778,412
Fundamental Investors — Page 5 of 9

unaudited
Preferred securities 0.45% Information technology 0.43%	Shares	Value (000)
Strategy, Inc., Series A, 10.00% junior subordinated perpetual bonds noncumulative preferred shares (e)	5,673,972	$430,371
Strategy, Inc., Series A, 10.00% cumulative perpetual preferred shares	2,176,200	209,404
SiFive, Inc., Series G, preferred shares (a)(b)(c)	3,105,500	27,092
		666,867
Industrials 0.02%
Zipline International, Inc., Series H, preferred shares (a)(b)(c)	518,960	29,196
Total preferred securities (cost: $670,276,000)		696,063
Convertible stocks 0.30% Industrials 0.17%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	3,921,989	254,459
Information technology 0.13%
Strategy, Inc. 8.00% perpetual convertible preferred shares	1,452,939	102,723
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	1,600,000	91,152
		193,875
Financials 0.00%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	202,050	8,126
Total convertible stocks (cost: $468,153,000)		456,460
Short-term securities 3.36% Money market investments 3.31%
Capital Group Central Cash Fund 3.71% (d)(f)	51,029,042	5,102,394
Money market investments purchased with collateral from securities on loan 0.05%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.58% (f)(g)	78,373,640	78,374
Total short-term securities (cost: $5,181,007,000)		5,180,768
Total investment securities 99.47% (cost: $87,552,214,000)		153,111,703
Other assets less liabilities 0.53%		815,553
Net assets 100.00%		$153,927,256
Investments in affiliates (d)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Common stocks 3.54%
Industrials 2.98%
TransDigm Group, Inc.	$3,690,481	$153,402	$—	$—	$(504,025)	$3,339,858	$—
FTAI Aviation, Ltd.	510,978	717,979	66,457	(2,839)	97,611	1,257,272	1,483
ITT, Inc. (h)	782,684	17,347	118,308	62,165	22,002	—	1,516
						4,597,130
Fundamental Investors — Page 6 of 9

unaudited
Investments in affiliates (d) (continued)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Consumer staples 0.56%
Performance Food Group Co. (a)	$900,510	$—	$—	$—	$(42,662)	$857,848	$—
Financials 0.00%
OneMain Holdings, Inc. (h)	524,158	—	169,523	23,906	(113,619)	—	5,838
Total common stocks						5,454,978
Short-term securities 3.31%
Money market investments 3.31%
Capital Group Central Cash Fund 3.71% (f)	1,876,226	8,245,154	5,018,028	(448)	(510)	5,102,394	46,615
Total 6.85%				$82,784	$(541,203)	$10,557,372	$55,452
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bending Spoons SpA (a)(b)	10/29/2025	$116,674	$115,733	0.08%
FHU US Holdings, LLC (b)	10/14/2025	100,001	100,000	0.06
Zipline International, Inc., Series H, preferred shares (a)(b)	12/3/2025	29,199	29,196	0.02
SiFive, Inc., Series G, preferred shares (a)(b)	3/2/2026	27,092	27,092	0.02
Checkout Payments Group, Ltd., Class B (b)	1/11/2022	49,614	13,996	0.01
Total		$322,580	$286,017	0.19%

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	All or a portion of this security was on loan.
(f)	Rate represents the seven-day yield at 3/31/2026.
(g)	Security purchased with cash collateral from securities on loan.
(h)	Affiliated issuer during the reporting period but no longer an affiliate at 3/31/2026. Refer to the investment portfolio for the security value at 3/31/2026.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fundamental Investors — Page 7 of 9

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of March 31, 2026, were as follows (dollars in thousands):
Fundamental Investors — Page 8 of 9

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$37,950,019	$6,307,122	$115,733	$44,372,874
Industrials	17,397,682	2,737,107	—	20,134,789
Consumer discretionary	14,196,355	783,835	—	14,980,190
Consumer staples	9,083,600	4,704,601	100,000	13,888,201
Communication services	13,329,086	511,290	—	13,840,376
Financials	12,447,503	516,376	13,996	12,977,875
Health care	9,020,554	793,631	—	9,814,185
Energy	4,275,778	1,063,411	—	5,339,189
Materials	4,711,686	457,230	—	5,168,916
Utilities	3,111,959	371,267	—	3,483,226
Real estate	2,778,591	—	—	2,778,591
Preferred securities	430,371	209,404	56,288	696,063
Convertible stocks	456,460	—	—	456,460
Short-term securities	5,180,768	—	—	5,180,768
Total	$134,370,412	$18,455,274	$286,017	$153,111,703

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-010-0526
Fundamental Investors — Page 9 of 9